Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 22, 2018
Document Effective Date	Jan. 28, 2018
Prospectus Date	Jan. 28, 2018
Cove Street Capital Small Cap Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CSCAX